TECHNICAL RESERVES FOR INSURANCE CLAIMS AND PREMIUMS - Summary of detailed information about movement in technical insurance claim reserves (Details) - PEN (S/) S/ in Thousands	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019
Disclosure of insurance claim reserves and technical reserves [Line Items]
Beginning balance	S/ 9,950,233
Ending balance	11,675,076	S/ 9,950,233
Life insurance contracts [member]
Disclosure of insurance claim reserves and technical reserves [Line Items]
Beginning balance	8,457,046
Ending balance	10,072,788	8,457,046
General insurance contracts [Member]
Disclosure of insurance claim reserves and technical reserves [Line Items]
Beginning balance	1,241,717
Ending balance	1,286,293	1,241,717
Health insurance contracts [Member]
Disclosure of insurance claim reserves and technical reserves [Line Items]
Beginning balance	251,470
Ending balance	315,995	251,470
Technical claim reserve [Member]
Disclosure of insurance claim reserves and technical reserves [Line Items]
Beginning balance	8,374,005	7,086,001
Time course expenses and others	75,933	64,098
Unearned premium and other technical reserves variation, net	(26,816)	12,713
Insurance subscriptions	605,090	612,954
Adjustment by application of market rates	263,820	666,556
Exchange difference and others	332,570	(68,317)
Ending balance	9,624,602	8,374,005
Technical claim reserve [Member] | Life insurance contracts [member]
Disclosure of insurance claim reserves and technical reserves [Line Items]
Beginning balance	7,548,684	6,329,512
Time course expenses and others	75,115	67,989
Unearned premium and other technical reserves variation, net	1,006	(61,834)
Insurance subscriptions	599,149	604,262
Adjustment by application of market rates	263,820	666,556
Exchange difference and others	296,958	(57,801)
Ending balance	8,784,732	7,548,684
Technical claim reserve [Member] | General insurance contracts [Member]
Disclosure of insurance claim reserves and technical reserves [Line Items]
Beginning balance	651,129	593,938
Time course expenses and others	818	(3,891)
Unearned premium and other technical reserves variation, net	(36,323)	62,862
Insurance subscriptions	5,941	8,692
Adjustment by application of market rates	0	0
Exchange difference and others	35,398	(10,472)
Ending balance	656,963	651,129
Technical claim reserve [Member] | Health insurance contracts [Member]
Disclosure of insurance claim reserves and technical reserves [Line Items]
Beginning balance	174,192	162,551
Time course expenses and others	0	0
Unearned premium and other technical reserves variation, net	8,501	11,685
Insurance subscriptions	0	0
Adjustment by application of market rates	0	0
Exchange difference and others	214	(44)
Ending balance	S/ 182,907	S/ 174,192